Fair Value Measurement - Schedule of Aggregate Fair Values of the Company’s Financial Instruments (Details) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
2022 and 2023 Convertible Notes [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			$ 36,283,891		$ 36,283,891
Issuance					5,577,126
Change in Fair Value	$ 415,265				20,230,983
Balance as of December 31, 2023
Balance	18,482,353						$ 36,283,891
2022 and 2023 Convertible Notes [Member] | Level 3 [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance	36,283,891	[1]	8,041,000		8,041,000
Issuance			5,577,126	[1]	5,577,125		10,158,636
Change in Fair Value	(17,801,538)		20,230,983	[1]	22,665,765		(2,117,636)
Balance as of December 31, 2023
Balance	18,482,353	[1]	33,849,109		36,283,891	[1]	8,041,000
2022 and 2023 Convertible Notes [Member] | As Previously Reported [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			33,849,109		33,849,109
Issuance					12,854,653
Change in Fair Value					12,953,456
Balance as of December 31, 2023
Balance	16,047,571						33,849,109
2022 and 2023 Convertible Notes [Member] | Adjustment [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			2,434,782		2,434,782
Issuance					(7,277,527)
Change in Fair Value					7,277,527
Balance as of December 31, 2023
Balance	2,434,782						2,434,782
Whiskey Special Ops Notes [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			1,452,562		1,452,562
Balance as of December 31, 2023
Balance	14,283,752						1,452,562
Whiskey Special Ops Notes [Member] | Level 3 [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance	1,452,562	[1]
Issuance	3,353,850		261,596	[1]	1,353,473
Change in Fair Value	9,477,340			[1]	99,089
Balance as of December 31, 2023
Balance	14,283,752	[1]	261,596		1,452,562	[1]
Whiskey Special Ops Notes [Member] | As Previously Reported [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			261,596		261,596
Balance as of December 31, 2023
Balance	13,092,786						261,596
Whiskey Special Ops Notes [Member] | Adjustment [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			1,190,966		1,190,966
Balance as of December 31, 2023
Balance	1,190,966						1,190,966
2022 Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			794,868		794,868
Balance as of December 31, 2023
Balance	856,614						794,868
2022 Notes Warrant Liabilities [Member] | Level 3 [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance	794,868	[1]	433,000		433,000
Issuance			12,874	[1]
Change in Fair Value	61,746		345,709	[1]
Balance as of December 31, 2023
Balance	856,614	[1]	791,583		794,868	[1]	433,000
2022 Notes Warrant Liabilities [Member] | As Previously Reported [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			791,583		791,583
Balance as of December 31, 2023
Balance	853,329						791,583
2022 Notes Warrant Liabilities [Member] | Adjustment [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			3,285		3,285
Balance as of December 31, 2023
Balance	3,285						3,285
Whiskey Special Ops Notes Warrant Liabilities [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			1,512,692		1,512,692
Balance as of December 31, 2023
Balance	18,658						1,512,692
Whiskey Special Ops Notes Warrant Liabilities [Member] | Level 3 [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance	1,512,692	[1]
Issuance	302,020		313,404	[1]	1,621,527
Change in Fair Value	(1,796,054)			[1]	(108,835)
Balance as of December 31, 2023
Balance	18,658	[1]	313,404		1,512,692	[1]
Whiskey Special Ops Notes Warrant Liabilities [Member] | As Previously Reported [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			313,404		313,404
Balance as of December 31, 2023
Balance	(1,180,630)						313,404
Whiskey Special Ops Notes Warrant Liabilities [Member] | Adjustment [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance			1,199,288		1,199,288
Balance as of December 31, 2023
Balance	1,199,288						1,199,288
Acquisition Contingency Liabilities [Member] | Level 3 [Member]
Schedule of Aggregate Fair Values of the Company’s Financial Instruments [Line Items]
Balance		[1]
Issuance	584,203			[1]
Change in Fair Value	(457,127)			[1]
Balance as of December 31, 2023
Balance	$ 127,076	[1]				[1]

[1]	(1)The above table has been revised to correct the following misstatements in previously issued interim condensed consolidated financial statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended September 30, 2024. In accordance with Staff Accounting Bulletin (“SAB”) 99, Materiality, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, the Company evaluated the materiality of the misstatements from qualitative and quantitative perspectives, and concluded that the misstatements were not material to the interim condensed consolidated financial statements for the quarterly periods ended September 30, 2024 and 2023.